Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F (the “Form 20-F/A”) amends our annual report on Form 20-F for the year ended December 31, 2025 (the “Annual Report”), which was originally filed with the U.S. Securities and Exchange Commission on April 2, 2026. The purpose of this Form 20-F/A is to amend our audited 2025 financial statements to correct identified accounting errors related to the 2025 financial statements. We amended the following items and/or pages: (1) pages xv, 84, 86, 87, 88, F-2, F-4, F-5, F-6, F-7, F-15, F-24, F-25, and F-37; (2) the text of the Section 302 certifications attached as Exhibits 12.1 and 12.2 to the Annual Report; (3) the text of Section 906 certification attached as Exhibit 13.1 and 13.2 to the Annual Report; and (4) the text of Exhibits 23.1 and 23.2 to the Annual Report. Unless stated otherwise, this Form 20-F/A does not reflect events occurring after the filing of the Annual Report and does not modify or update the disclosure therein in any way except as described above. No other changes have been made to the Annual Report. The filing of this Form 20-F/A should not be understood to mean that any statements contained in the Annual Report, as amended by this Form 20-F/A, are true or complete as of any date subsequent to the original filing date of the Annual Report. Accordingly, this Form 20-F/A should be read in conjunction with the Annual Report.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40301
Entity Registrant Name	Infobird Co., Ltd
Entity Central Index Key	0001815566
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 706, 7/F
Entity Address, Address Line Two	Low Block
Entity Address, Address Line Three	Grand Millennium Plaza
ICFR Auditor Attestation Flag	false
Entity Address Address Line Four	181 Queen’s Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Title of 12(b) Security	Ordinary Shares, par value $0.00001 per share
Trading Symbol	IFBD
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	8,188,574
Document Financial Statement Error Correction [Flag]	false
Auditor Name	AssentSure PAC
Auditor Location	Singapore
Auditor Firm ID	6783
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 706, 7/F
Entity Address, Address Line Two	Low Block
Entity Address, Address Line Three	Grand Millennium Plaza
Entity Address Address Line Four	181 Queen’s Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
City Area Code	852
Local Phone Number	3690 9227
Contact Personnel Name	Xiangyang Wen